Related Party Transactions (Details) $ in Millions			1 Months Ended			12 Months Ended
	Aug. 06, 2024 USD ($)	Jul. 11, 2024 shares	May 20, 2022 USD ($)	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Working capital loan						$ 4,100,000
Related party payable balance						$ 99,833
Total purchase price			$ 500,000
Total consideration				$ 16,200,000	$ 127.0
First payment of the consideration				30.00%	30.00%
Agreement terminated date						Feb. 02, 2024
Topsheen Shipping [Member]
Related Party Transactions [Line Items]
Working capital loan						$ 9,000,000
Related party payable balance						12,100,000
Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Working capital loan						2,030,479	$ 2,371,188
Related party payable balance						$ 575,000
New Galion [Member]
Related Party Transactions [Line Items]
Related party payable balance							$ 4,000
Forecast [Member]
Related Party Transactions [Line Items]
Ordinary shares (in Shares) | shares		20,000,000
Percentage of outstanding shares		35.85%
Total consideration	$ 1,375,000
Forecast [Member] | Dr. Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership		67.14%